Common shares, preferred shares and other equity instruments	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Common shares, preferred shares and other equity instruments
25	Common shares, preferred shares and other equity instruments

(a)	Common shares
Authorized:
An unlimited number of common shares without nominal or par value.
Issued and fully paid:

	2024			2023
As at October 31 ($ millions)	Number of shares		Amount	Number of shares		Amount
Outstanding at beginning of year	1,214,044,420		$20,109	1,191,375,095		$18,707
Issued in relation to share-based payments, net (Note 27)	497,930		37	415,247		28
Issued in relation to the Shareholder Dividend and Share Purchase Plan (1)	29,893,336		1,908	22,254,078		1,374
Outstanding at end of year	1,244,435,686	(2)	$22,054	1,214,044,420	(2)	$20,109

(1)
Commencing with the dividend declared on February 28, 2023 and paid on April 26, 2023, the Bank issued to participants of the Shareholder Dividend and Share Purchase Plan (the Plan), common shares from treasury with a discount of 2%
to the average market price (as defined in the Plan). Prior to the dividend paid on April 26, 2023, common shares received by participants under the Plan were shares purchased from the open market at prevailing market prices. Further, effective November 1, 2024, and until such time as the Bank elects otherwise, the Bank has suspended the discount to the Average Market Price (as defined in the Plan) for dividend reinvestments and stock dividends under the Plan and will discontinue issuances of common shares from treasury under the Plan. Additionally, effective November 1, 2024, and until such time as the Bank elects otherwise, purchases of common shares under the Plan will be made in the secondary market in accordance with the provisions of the Plan.

(2)
In the normal course of business, the Bank’s regulated Dealer subsidiary purchases and sells the Bank’s common shares to facilitate trading/institutional client activity. During fiscal 2024, the number of such shares bought was 26,564,849 and sold was 26,566,901 (2023 – 19,133,834 bought and 19,132,702 sold).

Dividend
The dividends paid on common shares in fiscal 2024 and 2023 were $5,198 million ($4.24 per share) and $5,003 million ($4.18 per share), respectively. The Board of Directors approved a quarterly dividend of $1.06 per common share at its meeting on December 2, 2024. This quarterly dividend applies to shareholders of record at the close of business on January 7, 2025, and is payable January 29, 2025. Refer to Note 25(c) – Restriction on payment of dividends and retirement of shares.
Normal Course Issuer Bid
The Bank currently does not have an active normal course issuer bid and did not repurchase any common shares during the year ended October 31, 2024.
Non-viability
Contingent Capital
The maximum number of common shares issuable on conversion of NVCC subordinated debentures, NVCC subordinated additional tier 1 capital notes, including those issued to Scotiabank LRCN Trust as recourse assets in respect of NVCC limited recourse capital notes, and NVCC preferred shares as at October 31, 2024 would be 4,582 million common shares (2023 – 5,046 million common shares) based on the floor price and excluding the impact of any accrued and unpaid interest and any declared but unpaid dividends (refer to Note 22 – Subordinated debentures and Note 25(b) – Preferred shares and other equity instruments for further details).

(b)	Preferred shares and other equity instruments
Preferred shares
Authorized:
An unlimited number of preferred shares without nominal or par value.
Issued and fully paid:

	2024				2023
As at October 31 ($ millions)	Number of shares	Amount	Dividends declared per share (1)	Conversion feature	Number of shares	Amount	Dividends declared per share	Conversion feature
NVCC Preferred shares:
Series 40 (a)	–	–	0.303125	Series 41	12,000,000	300	1.212500	Series 41
Total preferred shares	–	$–			12,000,000	$300

(1)	Dividends declared from November 1, 2023 to October 31, 2024.
Terms of NVCC preferred shares

	First issue date	Issue price	Initial dividend	Initial dividend payment date	Rate reset spread	Redemption date	Redemption price
NVCC Preferred shares:
Series 40 (a)	October 12, 2018	25.00	0.362100	January 29, 2019	2.43%	January 27, 2024	25.00

(a)
On January 29, 2024, the Bank redeemed $300 million
Non-cumulative
5-Year
Rate Reset Preferred Shares Series 40
(Non-Viability
Contingent Capital (NVCC)) (Series 40 Shares) at a price equal to $25.00 per share together with dividends declared and unpaid. On November 28, 2023, the Board of Directors of Scotiabank declared a quarterly dividend of $0.303125 per Series 40 Share. This was the final dividend of the Series 40 Shares and paid on January 29, 2024, to shareholders of record at the close of business on January 3, 2024.

Other equity instruments
Other equity instruments are comprised of NVCC additional Tier 1 qualifying regulatory capital notes:

									2024			2023
First issue date/ Series number	Notional Amount (millions)		Next reset date	Interest rate	Interest rate after reset		Next redemption date	Redemption frequency after reset (1)	Amount (millions)	Distributions paid per Note (2)		Amount (millions)	Distributions paid per Note (2)
Subordinated Additional Tier 1 Capital Notes (3)(4)
October 12, 2017 (5)	U.S.$	1,250	January 12, 2025	7.566%	SOFR +2.90961	(5) %	January 12, 202 5	Quarterly	$1,560	U.S.$	83.86	$1,560	U.S.$	76.23
June 4, 2020	U.S.$	1,250	June 4, 2025	4.900%	UST +4.551	(6) %	June 4, 2025	Every five years	$1,689	U.S.$	49.00	$1,689	U.S.$	49.00

Limited Recourse Capital Notes (3)(7)
Series 1 (8)		$1,250	July 27, 2026	3.700%	GOC +2.761	(9) %	June 27, 2026	Every five years	$1,250		$37.00	$1,250		$37.00
Series 2 (10)	U.S.$	600	October 27, 2026	3.625%	UST +2.613	(6) %	October 27, 2026	Quarterly	$753	U.S.$	36.25	$753	U.S.$	36.25
Series 3 (11)		$1,500	July 27, 2027	7.023%	GOC +3.95	(9) %	June 27, 2027	Every five years	$1,500		$70.23	$1,500		$70.23
Series 4 (12)	U.S.$	750	October 27, 2027	8.625%	UST +4.389	(6) %	October 27, 2027	Quarterly	$1,023	U.S.$	86.25	$1,023	U.S.$	86.73
Series 5 (13)	U.S.$	750	January 27, 2029	8.000%	UST +4.017	(6) %	January 27, 2029	Quarterly	$1,004	U.S.$	63.33	$–	U.S.$	–
Total other equity instruments									$8,779			$7,775

(1)
Each security is redeemable at the sole discretion of the Bank on the first reset date and every quarter or five years, as applicable, thereafter. Limited Recourse Capital Notes (LRCN) Series 1 and Series 3 are also redeemable in the one month period preceding each reset date. The securities are also redeemable following a regulatory or tax event, as described in the offering documents. All redemptions are subject to regulatory consent and occur at a redemption price of par plus accrued and unpaid interest (unless canceled, where applicable).

(2)	Distributions paid from November 1 to October 31 in the relevant fiscal year per face amount of $1,000 or U.S.$1,000, as applicable.
(3)	The securities rank pari passu to each other and are the Bank’s direct unsecured obligations, ranking subordinate to Bank’s other subordinated indebtedness.
(4)
While interest is payable on the securities when it becomes due, the Bank may, at its sole discretion and with notice, cancel interest payments. Refer to Note 25(c) – Restriction on payment of dividends and retirement of shares.

(5)
CME
3-month
Term SOFR. In respect of these securities, on June 28, 2023, the Bank announced the interest rate transition from three-month USD LIBOR to three-month Term SOFR, plus a spread adjustment of 26.161 bps, for interest periods commencing on or after July 12, 2023.

(6)	The then-prevailing five-year U.S. Treasury Rate.
(7)
Interest on LRCN is
non-deferrable,
however,
non-payment
of interest that is not cured within
five business days
results in a Recourse Event. A Recourse Event of the respective Series occurs if (a) there is non-payment
in cash by the Bank of the principal amount, together with any accrued and unpaid interest, on the maturity date, (b) there is non-payment
in cash of interest which is not cured within 5 business days, (c) there is non-payment
in cash of the redemption price in connection with the redemption of the LRCNs, (d) an event of default occurs (i.e. bankruptcy, insolvency, or liquidation of the Bank), or (e) there is an NVCC Trigger Event. Upon the occurrence of a Recourse Event, the noteholder’s sole recourse will be limited to their proportionate share of the Series’ respective assets held in Scotiabank LRCN Trust, a consolidated entity, which consist initially of the respective AT1 Notes or, following an NVCC Trigger Event, common shares. Refer to Note 25(c) – Restriction on payment of dividends and retirement of shares.

(8)
On June 15, 2021, the Bank issued $1,250 million 3.70% Fixed Rate Resetting Limited Recourse Capital Notes Series 1 (NVCC) (“LRCN Series 1”). In connection with the issuance of LRCN Series 1, the Bank issued $1,250 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 1 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.

(9)	The then-prevailing five-year Government of Canada yield.
(10)
On October 7, 2021, the Bank issued U.S.$600 million 3.625% Fixed Rate Resetting Limited Recourse Capital Notes Series 2 (NVCC) (“LRCN Series 2”). In connection with the issuance of LRCN Series 2, the Bank issued U.S.$600 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 2 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.

(11)
On June 16, 2022, the Bank issued $1,500 million 7.023% Fixed Rate Resetting Limited Recourse Capital Notes Series 3 (NVCC) (“LRCN Series 3”). In connection with the issuance of LRCN Series 3, the Bank issued $1,500 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 3 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.

(12)
On October 25, 2022, the Bank issued U.S.$750 million 8.625% Fixed Rate Resetting Limited Recourse Capital Notes Series 4 (NVCC) (“LRCN Series 4”). In connection with the issuance of LRCN Series 4, the Bank issued U.S.$750 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 4 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.

(13)
On January 12, 2024, the Bank issued U.S.$750 million 8.000% Fixed Rate Resetting Limited Recourse Capital Notes Series 5 (NVCC) (“LRCN Series 5”). In connection with the issuance of LRCN Series 5, the Bank issued U.S.$750 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 5 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.

Contractual NVCC provisions contained in the Bank’s Subordinated Additional Tier 1 Capital Notes, including those issued to Scotiabank LRCN Trust as recourse assets in respect of the LRCNs, trigger conversion of these securities into a variable number of common shares if OSFI announces that the Bank has ceased, or is about to cease, to be viable, or if a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection, or equivalent support, from the federal government or any provincial government or political subdivision or agent thereof without which the Bank would have been determined by OSFI to be non-viable.
If such a conversion were to occur, outstanding Subordinated Additional Tier 1 Capital Notes (NVCC), would be converted into common shares pursuant to an automatic conversion formula defined as 125% of the par value plus accrued and unpaid interest divided by the conversion price. The conversion price is based on the greater of: (i) $5.00 (subject to adjustments in certain events and converted to U.S. dollar-equivalent, where applicable, each as set out in their respective prospectus supplements), and (ii) the current market price of the Bank’s common shares at the time of the trigger event
(10-day
weighted average and converted to U.S. dollar-equivalent, where applicable). U.S. dollar equivalents of the floor price and the current market price, where applicable, are based on the CAD/USD exchange rate on the day prior to the trigger event.
The notes above have been determined to be compound instruments that have both equity and liability features. At inception, the fair value of the liability component is initially measured with any residual amount assigned to the equity component. On the respective dates of issuance, the Bank has assigned an insignificant value to each liability component of the notes and, as a result, the proceeds received upon issuance of the notes have been presented as equity. The Bank will continue to monitor events that could impact the value of the liability component.
During the year ended October
31
,
2024
, the Bank paid aggregate distributions on these notes of $
469
million
(2023
–
$
405
million), net of income taxes of $
93
million
(2023
–
$
75
million), based on exchange rates in effect on the payment dates, where applicable.

(c)	Restrictions on payment of dividends and retirement of shares
Under the Bank Act, the Bank is prohibited from declaring or paying any dividends on its common or preferred shares or redeeming, purchasing or otherwise retiring such shares when the Bank is, or would be placed by such a declaration or retirement, in contravention of the capital adequacy, liquidity or any other regulatory directives issued under the Bank Act.
In the event that applicable cash distributions on any of the Scotiabank Trust Securities are not paid on a regular distribution date, the Bank has undertaken not to pay dividends of any kind on its preferred or common shares until such distributions are made in full or the twelfth month following the non-payment
of such distributions. Similarly, should the Bank fail to declare regular dividends on any of its directly issued and outstanding preferred or common shares, cash distributions will also not be made on any of the Scotiabank Trust Securities.
In the event that distributions are not paid in full on the Bank’s Subordinated Additional Tier 1 Capital Notes (NVCC), including those issued as recourse assets in respect of LRCNs to Scotiabank LRCN Trust where the trustee has not waived such distributions or no longer holds the respective AT1 Notes, the Bank has undertaken not to declare dividends on its common or preferred shares or redeem, purchase or otherwise retire such shares until the month commencing after such distributions have been made in full.
In the event that dividends to which preferred shareholders are then entitled have not been paid or sufficient funds have not been set aside to do so, the Bank has undertaken not to declare dividends on its common shares or redeem, purchase or otherwise retire its common shares.
Currently, the above limitations do not restrict the payment of dividends on or retirement of preferred or common shares.